RETIREMENT PLAN (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) age	Dec. 31, 2023 USD ($)
PKSI 401(k) retirement plan
RETIREMENT PLAN
Maximum contribution percentage of employee's pay	3.00%
Employee age | age	21
Months of participation	3 months
contribution to the plan	$ 400	$ 300
WEG 401(k) plan
RETIREMENT PLAN
Maximum contribution percentage of employee's pay	3.00%
Employer's matching contribution	50.00%
contribution to the plan	$ 30	$ 20